Summary of Significant Accounting Policies - Summary of the Company's Revenues by Geographic Locations are Summarized (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 14,362,502	$ 16,334,400	$ 17,468,116
China revenues
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	5,333,982	5,812,884	6,802,386
Singapore revenues
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 9,028,520	$ 10,521,516	$ 10,665,730